ASSETS FROM THE INVESTOR ASSURANCE PROGRAM	12 Months Ended
Dec. 31, 2019
Assets [Abstract]
ASSETS FROM THE INVESTOR ASSURANCE PROGRAM

3.	ASSETS FROM THE INVESTOR ASSURANCE PROGRAM
The movement of the assets from the investor assurance program for the year ended December 31, 2018 is as follow:

	Opening balance as of January 1, 2018	Assets arising from new business	Subsequent collections during the year	Additional provisions in the current year	Ending balance as of December 31, 2018
	RMB	RMB	RMB	RMB	RMB
Current loan products	1,187	968,732	(969,919)	—	—
Other online standard loan products	218,686	373	(218,806)	(87)	166
Offline and non-standard loan products	50,403	710	(37,564)	(8,190)	5,359

Total	270,276	969,815	(1,226,289)	(8,277)	5,525

The movement of the assets from the investor assurance program for the year ended December 31, 2019 is as follow:

	Opening balance as of January 1, 2019	Assets arising from new business	Subsequent collections during the year	Additional Provisions in the current year	Transfer out due to disposal of Shanghai Caiyin	Ending balance as of December 31, 2019
	RMB	RMB	RMB	RMB	RMB	RMB
Current loan products	—	—	—	—	—	—
Other online standard loan products	166	—	(165)	—	(1)	—
Offline and non-standard loan products	5,359	—	(5,175)	—	(184)	—

Total	5,525	—	(5,340)	—	(185)	—

The Company
recorded RMB 8,277 and nil additional provisions as provision for assets and liabilities from the investor assurance program in 2018 and 2019, respectively. The additional provisions of RMB

8,277
w
ere
subsequently written off in 2018.